TAXATION (Schedule of Components of Deferred Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Net operating losses	$ 63,109	$ 75,705
Lease liability	180	282
Impairment of assets	9,480	1,114
Overcharged advertising and promotion fee	652	400
Fixed assets depreciation	671	690
Investments		59
Less: Valuation allowance	(56,714)	(73,024)	$ (66,475)
Total deferred tax assets	17,378	5,226
Deferred tax liabilities
Right of use assets	(170)	(428)
Investment basis in the PRC entities	(51,949)	(52,332)
BaoAn Acquisition - Property	(9,488)	(10,122)
Investments	(1,305)
Interest capitalization		(137)
Deferred tax liabilities	(62,912)	(63,019)
Net deferred income tax assets	17,208	4,944
Net deferred income tax liabilities	$ (62,742)	$ (62,591)